Fees Summary	Dec. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,376,000
Previously Paid Amount	0.00
Total Fee Amount	823.07
Total Offset Amount	0.00
Net Fee	823.07
Narrative - Max Aggregate Offering Price	$ 5,376,000
Final Prospectus	true